RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On November 12, 2024, the Sponsor and DirectorCo made a capital contribution of an aggregate of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued an aggregate of 5,750,000 founder shares to the Sponsor and DirectorCo. On May 1, 2025, pursuant to a share recapitalization, the Company issued an additional 1,150,000 founder shares to the Sponsor (with DirectorCo waiving its entitlement to be issued additional founder shares in connection therewith and directing the Company to issue its allotment to the Sponsor), resulting in the Company’s initial shareholders holding an aggregate of 6,900,000 founder shares. On May 2, 2025, the underwriters exercised their over-allotment option in full, which was settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 900,000 founder shares are no longer subject to forfeiture by the Sponsor.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the founder shares will be released from the Lock-up.

Promissory Note — Related Party

The Sponsor had agreed to loan the Company an aggregate of up to $250,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing, unsecured and due at the earlier of May 31, 2025 or the closing of the Initial Public Offering. As of May 5, 2025, the Company had borrowed $250,000 under the Sponsor Promissory Note and was simultaneously paid with the closing of the Initial Public Offering. Borrowings under the Sponsor Promissory Note are no longer available.

Administrative Services Agreement

Commencing on May 1, 2025, the effective date of the registration statements for the Initial Public Offering, the Company entered into an agreement with the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support. For the three months ended March 31, 2026 and 2025, the Company incurred $30,000 and $0, respectively, in fees for these services. As of March 31, 2026 and December 31, 2025, the Company had accrued $60,000 and $30,000 on the condensed balance sheets, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of March 31, 2026 and December 31, 2025, no such Working Capital Loans were outstanding.